Convertible debt (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Disclosure of detailed information about continuity of convertible debt

The continuity of convertible debt for the year ended August 31, 2022, is as follows:

	2019 Series	2020 Series	Amended EB Loan	EB CD	Total
	$	$			$
Balance, August 31, 2020	2,121,869	8,671,590	-	-	10,793,459
Issuances	-	4,282,477	-	-	4,282,477
Exchange of EB Loan for Amended EB Loan	-	-	5,043,103	-	5,043,103
Exchange of Amended EB Loan for EB CD	-	-	(4,931,813)	7,394,022	2,462,209
Conversion - common shares issued	(1,500,214)	(12,204,391)	-	-	(13,704,605)
Conversion - warrants issued	(1,103,661)	(4,256,114)	-	-	(5,359,775)
Interest expense	54,126	398,183	138,710	250,000	841,019
Accrued interest on conversion / interest payments	(101,247)	(256,300)	(250,000)	-	(607,547)
Effect of foreign exchange	134,562	-	-	-	134,562
Change in fair value	1,308,993	5,461,682	-	(704,081)	6,066,594
Balance, August 31, 2021	914,428	2,097,127	-	6,939,941	9,951,496

	2019 Series	2020 Series	Amended EB Loan	EB CD	Total
	$	$			$
Balance, August 31, 2021	914,428	2,097,127	-	6,939,941	9,951,496
Interest expense	23,983	200,000	-	500,000	723,983
Accrued interest on conversion / interest payments	-	-	-	(500,000)	(500,000)
Principal and interest at maturity	(509,716)	-	-	-	(509,716)
Effect of foreign exchange	(27,040)	-	-	-	(27,040)
Change in fair value	(401,655)	(29,760)	-	(1,956,705)	(2,388,120)
Balance, August 31, 2022	-	2,267,367	-	4,983,236	7,250,603

	2020 Series	Total
	$	$
As of August 31, 2022:
Less than one year	2,267,367	2,267,367
Greater than one year	-	4,983,236
Total convertible debt obligation	2,267,367	7,250,603

The continuity of convertible debt for the year ended August 31, 2021, is as follows:

	2019 Series	2020 Series	Amended EB Loan	EB CD	Total
	$	$			$

Balance, August 31, 2019	12,532,723	-	-	-	12,532,723
Issuances	-	8,828,550			8,828,550
Conversion - common shares issued	(5,152,023)	-	-	-	(5,152,023)
Conversion - warrants issued	(5,037,535)	-	-	-	(5,037,535)
Interest expense	358,123	-	-	-	358,123
Accrued interest on conversion	(317,508)	11,917	-	-	(305,591)
Effect of foreign exchange	(200,661)	-	-	-	(200,661)
Change in fair value	(61,250)	(168,877)	-	-	(230,127)
Balance, August 31, 2020	2,121,869	8,671,590	-	-	10,793,459

	2019 Series	2020 Series	Amended EB Loan	EB CD	Total
	$	$			$

Balance, August 31, 2020	2,121,869	8,671,590	-	-	10,793,459
Issuances	-	4,282,477	-	-	4,282,477
Exchange of EB Loan for Amended EB Loan	-	-	5,043,103	-	5,043,103
Exchange of Amended EB Loan for EB CD	-	-	(4,931,813)	7,394,022	2,462,209
Conversion - common shares issued	(1,500,214)	(12,204,391)	-	-	(13,704,605)
Conversion - warrants issued	(1,103,661)	(4,256,114)	-	-	(5,359,775)
Interest expense	54,126	398,183	138,710	250,000	841,019
Accrued interest on conversion / interest payments	(101,247)	(256,300)	(250,000)	-	(607,547)
Effect of foreign exchange	134,562	-	-	-	134,562
Change in fair value	1,308,993	5,461,682	-	(704,081)	6,066,594
Balance, August 31, 2021	914,428	2,097,127	-	6,939,941	9,951,496

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

	2019 Series	2020 Series	Amended EB Loan	EB CD	Total
	$	$	$	$	$
As of August 31, 2021:
Less than one year	914,428	-	-	-	914,428
Greater than one year	-	2,097,127	-	6,939,941	9,037,068
Total convertible debt obligation	914,428	2,097,127	-	6,939,941	9,951,496

Disclosure of detailed information about fair value of convertible debentures

As of August 31, 2022, the fair value of the EB CD convertible debenture was estimated using the binomial lattice model with the below assumptions:

EB CD	August 31 2022 (US$)	August 31, 2021 (US$)
Share price	0.72	6.66
Conversion price	10.25	10.25
Warrant exercise price	15.00	15.00

Term, in years	1.48	1.26
Interest rate	10%	10%
Expected volatility	90.00%	90.00%
Risk-free interest rate	3.45%	0.30%
Expected dividend yield	0%	0%

As of August 31, 2021, the fair value of the EB CD convertible debenture was estimated using the binomial lattice model with the below assumptions:

EB CD	August 31, 2021 (US$)	August 31, 2020 (US$)

Share price	6.66	-
Conversion price	10.25	-
Warrant exercise price	15.00	-

Term, in years	1.26	-
Interest rate	10%	-
Expected volatility	90.00%	-
Risk-free interest rate	0.30%	-
Expected dividend yield	0%	-

Disclosure of key inputs of convertible debt

The following table gives information about how the fair values of these financial liabilities are determined (in particular, the valuation technique and key inputs used) and sensitivity of unobservable inputs.

Financial assets / financial liabilities	Valuation technique	Key Inputs	Relationship and sensitivity of unobservable inputs to fair value to fair value
Convertible debt	The fair value of the convertible debentures as of August 31, 2022 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD $.94 (USD $.72)	The share price was higher (lower)
		Risk-free interest rate (2.85% to 3.45%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (10.13% to 13.56%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)

Convertible debt	The fair value of the convertible debentures as of August 31, 2021 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD$8.42 (USD $6.66)	The share price was higher (lower)
		Risk-free interest rate (0.10% to 0.30%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (1.14% to 8.45%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)

Financial assets / financial liabilities	Valuation technique	Key Inputs	Relationship and sensitivity of unobservable inputs to fair value to fair value

Convertible debt	The fair value of the convertible debentures as of August 31, 2021 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD$8.42 (USD $6.66)	The share price was higher (lower)
		Risk-free interest rate (0.10% to 0.30%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (1.14% to 8.45%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)

Convertible debt	The fair value of the convertible debentures as of August 31, 2020 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price (USD $8.92)	The share price was higher (lower)
		Risk-free interest rate (0.14%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (18.35%)	The credit spread was lower (higher)
		Discount for lack of marketability (47%)	The discount for lack of marketability was lower (higher)

Two Thousands Twenty Series Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Disclosure of detailed information about fair value of convertible debentures

As of August 31, 2022, the fair value of the 2020 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2020 Series	August 31 2022 (US$)	August 31, 2021 (US$)
Share price	0.72	6.66
Conversion price	8.90	8.90

Term, in years	0.22	1.26
Interest rate	10%	10%
Expected volatility	90.00%	90.00%
Risk-free interest rate	2.85%	0.10%
Expected dividend yield	0%	0%

As of August 31, 2021, the fair value of the 2020 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2020 Series	August 31, 2021 (US$)	August 31, 2020 (US$)

Share price	6.66	8.92
Conversion price	8.90	7.50 - 9.50
Warrant exercise price	-	15.00

Term, in years	1.26	1.97 - 1.98
Interest rate	10%	5% and 10%
Expected volatility	90.00%	200.00%
Risk-free interest rate	0.10%	0.14%
Expected dividend yield	0%	0%

Two Thousands Nineteen Series Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Disclosure of detailed information about fair value of convertible debentures

2019 Series	August 31, 2021 (CA$)	August 31, 2020 (CA$)

Share price	8.42	11.65
Conversion price	7.50	7.50
Warrant exercise price	7.50	7.50

Term, in years	.85 - .94	1.85 - 1.94
Interest rate	6%	6%
Expected volatility	90.00%	179.00%
Risk-free interest rate	0.25% - 0.26%	0.25%
Exchange rate	0.7947	0.7651
Expected dividend yield	0%	0%